Accumulated Other Comprehensive Income (Loss) and Supplemental Equity Information	12 Months Ended
Jan. 02, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) and Supplemental Equity Information
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) AND SUPPLEMENTAL EQUITY INFORMATION
The table below presents the changes in each component of accumulated other comprehensive income, net of tax, including other comprehensive income and the reclassifications out of accumulated other comprehensive income into net earnings for fiscal years 2015, 2014 and 2013 (in millions):

	Unrealized	Unrealized	Foreign	Accumulated
	Gain (Loss) On	Gain (Loss) On	Currency	Other
	Available-for-sale	Derivative	Translation	Comprehensive
	Securities	Instruments	Adjustment	Income
Accumulated other comprehensive income (loss) as of December 29, 2012	$20	$—	$26	$46
Other comprehensive income (loss) before reclassifications	5	3	—	8
Amounts reclassified to net earnings from accumulated other comprehensive income	(8)	—	—	(8)
Other comprehensive income (loss)	(3)	3	—	—
Accumulated other comprehensive income (loss) as of December 28, 2013	17	3	26	46
Other comprehensive income (loss) before reclassifications	—	—	(217)	(217)
Amounts reclassified to net earnings from accumulated other comprehensive income	(2)	—	—	(2)
Other comprehensive income (loss)	(2)	—	(217)	(219)
Accumulated other comprehensive income (loss) as of January 3, 2015	15	3	(191)	(173)
Other comprehensive income (loss) before reclassifications	2	17	(168)	(149)
Amounts reclassified to net earnings from accumulated other comprehensive income	(14)	(9)	—	(23)
Other comprehensive income (loss)	(12)	8	(168)	(172)
Accumulated other comprehensive income (loss) as of January 2, 2016	$3	$11	$(359)	$(345)

Income taxes are not provided for foreign translation related to permanent investments in international subsidiaries. Reclassification adjustments are made to avoid double counting items in comprehensive income that are also recorded as part of net earnings.

The following table provides details about reclassifications out of accumulated other comprehensive income and the line items impacted in the Company's Consolidated Statements of Earnings for fiscal years 2015, 2014 and 2013 (in millions):

	Amounts reclassified from accumulated other comprehensive income
Details about accumulated other comprehensive income components	2015	2014	2013	Statements of Earnings Classification
Unrealized (gain) loss on available-for-sale securities:
(Gain) loss on sale of available-for-sale securities	$(22)	$(3)	$(13)	Other (income) expense
Tax effect	8	1	5	Income tax expense
Net of tax	$(14)	$(2)	$(8)

Unrealized (gain) loss on derivative financial instruments:
(Gain) loss on derivative financial instruments	$(10)	$—	$—	Cost of sales
Tax effect	1	—	—	Income tax expense
Net of tax	$(9)	$—	$—

The Company's realized (gains) and losses on its available-for-sales securities and derivative financial instruments are computed using the specific identification method. There were no available-for-sale other-than-temporary impairment losses recognized in fiscal years 2015, 2014 or 2013.

Supplemental Equity Information

On February 19, 2016, the Company's Board of Directors authorized a cash dividend of $0.31 per share payable on April 30, 2016 to shareholders of record as of March 31, 2016.

During 2015, the Company exercised its exclusive option and paid $173 million to Spinal Modulation’s shareholders to obtain the remaining 81% ownership interest in the company that it did not previously own and accrued $155 million of contingent consideration (see Note 11). The $173 million paid during 2015 was classified as a financing activity in the Consolidated Statements of Cash Flows. As the Company retained its controlling interest, the payment for the shares and the accrual for contingent consideration resulted in a decrease in shareholders' equity before noncontrolling interest of $297 million and a decrease in noncontrolling interest of $33 million in St. Jude Medical, Inc.'s Consolidated Balance Sheets. Spinal Modulation's results of operations continued to be included in the Company's Consolidated Financial Statements.
On January 13, 2015, the Company authorized a share repurchase program of up to $500 million of its outstanding common stock. The Company began repurchasing shares on January 30, 2015. From January 30, 2015 through March 2, 2015, the Company repurchased approximately 7.5 million shares for $500 million at an average repurchase price of $66.96 per share.
During 2014, the Company exercised its exclusive option and paid $344 million to CardioMEMS' shareholders and $18 million for pre-existing fee and compensation arrangements to obtain the remaining 81% ownership interest in the company that it did not previously own. The $344 million paid during 2014 was classified as a financing activity in the Consolidated Statements of Cash Flows. As the Company retained its controlling interest, the payment for the shares resulted in a decrease in shareholders’ equity before noncontrolling interest of $297 million and a decrease in noncontrolling interest of $47 million in St. Jude Medical, Inc's Consolidated Balance Sheets. CardioMEMS’ results of operations continued to be included in the Company’s Consolidated Financial Statements.